EATON VANCE MULTI-ASSET CREDIT FUND

Supplement to Statement of Additional Information dated March 1, 2026 as may be supplemented and/or revised from time to time

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA[1]
Registered Investment Companies[2]	13	$39,897.0	0	$0
Other Pooled Investment Vehicles	15	$4,250.9	0	$0
Other Accounts	24	$13,968.8	1	$313.5
Jeffrey D. Mueller[1]
Registered Investment Companies[2]	7	$9,479.8	0	$0
Other Pooled Investment Vehicles	11	$3,637.2	0	$0
Other Accounts	4	$7,548.9	0	$0
Kelley Gerrity[1]
Registered Investment Companies[2]	2	$2,754.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$0	0	$0
Chris Stadtler, CFA[3]
Registered Investment Companies[2]	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

[1]	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
[2]	Includes the Fund.
[3]	As of July 31, 2026.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2025 and in the Eaton Vance family of funds as of December 31, 2025.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Justin H. Bourgette, CFA	$100,001 - $500,000	$100,001 - $500,000
Jeffrey D. Mueller	$50,001 - $100,000	$100,001 - $500,000
Kelley Gerrity	$50,001 - $100,000	$50,001 - $100,000
Chris Stadtler, CFA[1]	None	None

[1]	As of July 31, 2026.

September 30, 2026